Long-term Debt (Details Narrative 2) - Warehouse Agreement Borrowings [Member] - OneMain Financial Holdings, LLC [Member] $ in Billions	Feb. 03, 2015 USD ($)
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity	$ 300,000,000.0
Debt covenant, minimum consolidated tangible shareholders' equity	$ 100,000,000.0
Debt covenant, maximum consolidated debt to tangible shareholders' equity ratio	600.00%